UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Institutional Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Report to Shareholders

Institutional Mid-Cap Equity Growth Fund	June 30, 2014

Highlights

  Mid-cap growth stocks built upon last year’s impressive gains in the first half of 2014, albeit at a more modest pace.

  The Institutional Mid-Cap Equity Growth Fund slightly lagged its benchmark but outperformed its peer group by a significant margin.

  Relatively few broad themes drove our performance, with many of our holdings moving higher or lower based on modest changes to earnings estimates.

  We have continued to trim exposure to many of the fastest-growing companies in our portfolio where valuations exceed even their considerable prospects.

The views and opinions in this report were current as of June 30, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Dear Investor

Stocks built upon their impressive performance in 2013 by recording respectable gains in the first half of the year. Mid-cap growth stocks slightly lagged the overall market, but our asset class remained one of the market’s top performers in the five years since the bull market began its impressive run. We are pleased by the performance of our fund over this period, and we believe in the potential for further gains ahead, especially if economic growth accelerates. Nevertheless, we are gradually trimming our fund’s exposure to the fastest-growing and most highly valued companies in our investment universe. As we explain below, we are taking this step in order to create some distance between our fund and a more speculative investment environment that is likely to end badly for some investors.

The Institutional Mid-Cap Equity Growth Fund returned 6.49% in the first half of 2014. Our fund slightly underperformed its benchmark but outpaced its Lipper peers by a significant margin. The fund remained favorably ranked relative to its competitors over all time periods. (Based on cumulative total return, Lipper ranked the Institutional Mid-Cap Equity Growth Fund 83 of 388, 34 of 347, 30 of 313, and 8 of 217 funds in the mid-cap growth funds category for the 1-, 3-, 5-, and 10-year periods ended June 30, 2014, respectively. Past performance cannot guarantee future results.)

Stocks added to their strong bull market gains in the first half of the year, but not before surmounting some significant obstacles. Data at the start of the year signaled that the economy was slowing considerably, attributable in part to the worst winter weather in years—the much-reviled “polar vortex”—that plagued much of the country. Indeed, the Commerce Department eventually reported that gross domestic product contracted at an annualized rate of 2.9% in the first quarter, its worst showing since the Great Recession ended in early 2009. Geopolitical concerns returned to the fore as well: Worries over Russia’s seizure of the Crimean region of Ukraine shook the markets briefly in March, and investors also fretted about a renewed flare-up of violence in Iraq as the period came to a close.

Hopes for a stronger economic environment in the second half of the year kept the market advance on track, however. Indeed, as the year progressed, data suggested that the economy was moving onto firmer footing. The labor market showed surprising resilience, with the pace of monthly job gains from February onward reaching its best level since 1999. The manufacturing sector regained some momentum, and consumer spending picked up, suggesting that a “thaw” in economic conditions was indeed at hand. The recovery in the housing market stalled, however, as buyers balked at modestly higher mortgage interest rates and home prices that have rebounded relatively briskly over the last several years.

Corporate earnings growth slowed considerably in early 2014, but investors generally rewarded companies that were able to meet or exceed reduced expectations. Stocks drifted higher, with market volatility notably absent, a far cry from the hyper-volatility we experienced just a few years ago. The market also benefited from an upswing in merger and acquisition activity driven by generationally low interest rates, a paucity of internal opportunities to reinvest corporate cash flow, and the bluster of the corporate activists. We did experience a sharp correction in March and April in some of 2013’s market darlings, particularly companies in segments such as software-as-a-service, online media, and biotechnology. Many of these stocks recovered their losses by June, however, and most of the major indexes ended the period near record highs.

Mid-cap growth stocks lagged their value counterparts by a considerable margin over the past six months. They also trailed large-caps, although both performed considerably better than their small-cap brethren, which have led the market for many years.

Portfolio Review

In reviewing the performance of our portfolio for the first half of 2014, we are struck by how few holdings were moved by significant changes in corporate fundamentals. Many of our top contributors simply continued business as usual—executing well and growing revenues and profits at solid if unspectacular paces. Little changed for many of our worst performers either. Some did come up slightly short of their earnings targets or tweaked guidance modestly lower, but this was enough to cause other investors to turn elsewhere. In part, the focus on small hits and misses reflects the maturity of the current market; valuations of many companies may not be excessive but seem full, leaving investors highly sensitive to even minor variations versus expectations.

Our top contributors during the period illustrated the importance of meeting or exceeding Wall Street estimates, even by modest margins. Longtime holding Illumina, a leading developer of integrated systems for genetic analysis, should benefit over the longer term from the rapid growth in human genome sequencing. While improving execution and declining competition have helped the company modestly surpass earnings expectations in recent quarters, little has changed that would account for the stock’s stellar performance. Similarly, our second-biggest contributor, Whitewave Foods, a well-positioned leader in the growing market for organic dairy and food products, reported sustained revenue growth as consumers continued to turn to healthier food and beverages. Another top contributor, Marriott, reported strong results thanks to further healing in the travel market. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)

There was a certain symmetry to this pattern on the negative side of the ledger as well. Internet infrastructure provider VeriSign enjoys a privileged position as the monopoly owner of the .com and .net registries and is especially attractive given the amount of cash flow it generates. The company lowered guidance slightly, however, and the stock sold off throughout much of the winter and early spring. Competitive concerns dogged several of our holdings. Whole Foods Market continued to grow at a healthy rate, but investors grew nervous about the level of capital flowing into new competitors in its market, and the stock retreated further from its high last year. Commercial earth imagery provider DigitalGlobe suffered from an unexpected delay in the launch of a new satellite and worries that it might face competition from Google, which is planning its own network of low-altitude satellites. We are confident that DigitalGlobe will maintain its dominance of the market for very high-quality images, however, and the company has recently received approval from the U.S. Department of Commerce to increase the resolution it is permitted to offer to private buyers and foreign governments.

Broader trends did play a significant role in driving some of our results, of course. After plunging in 2013, gold prices recovered somewhat in 2014; mining firms Franco-Nevada and Agnico Eagle Mines were among our top contributors after having been major detractors last year. The cold winter and a restrained pace of new drilling precipitated a recovery in U.S. natural gas prices, benefiting shale-based producers such as EQT and Concho Resources, which were among our top contributors. Conversely, market-sensitive financial stocks were laggards, hurt both by the surprising decline in long-term interest rates and by anemic trading volumes. This exacted a toll on our exchange holdings, CBOE Holdings and IntercontinentalExchange.

We were generally well served by our effort to reduce the portfolio’s exposure to stocks that typically excel in the early stages of an economic cycle, which we began more than a year ago. We have been considerably underrepresented in the poorly performing consumer discretionary sector, and our holdings in the segment did somewhat better than their peers. We did have a notable disappointment in Coach, however, which has failed to engineer the turnaround that we had anticipated. We have continued to lower our cyclical exposure. For instance, we have been rewarded by the recovery in semiconductor stocks over the last several years and have consequently reduced our sector exposure as the cycle has matured, trimming several holdings and liquidating our successful investment in Avago Technologies. Similarly, we have pared our position in utility infrastructure firm Quanta Services in anticipation of a slowdown in its growth rate in the years ahead.

Investment Strategy and Outlook

While the U.S. economy appears to be on a more solid footing as we enter the second half of the year, we are increasingly concerned that financial markets have entered a more speculative period. We would not assert that the market as a whole is overpriced as many companies are trading at valuations that seem reasonable given their current growth prospects and the low level of current interest rates. Indeed, the stock market’s current valuation level is only slightly above historical norms. However, small- and mid-cap stocks appear unattractive relative to larger companies, many of which have appealing characteristics but are often dismissed as lumbering dinosaurs by investors who are all too willing to countenance astronomical prices for smaller companies perceived to be the agents of change.

Nevertheless, as we have described in recent letters, the world is awash in liquidity, driven by the continued extraordinary stimulus measures undertaken by central banks in the U.S., Europe, and Japan in the years since the financial crisis. The trillions of dollars injected into the financial system have not, for the most part, made their way into the pockets of most citizens, but rather have benefited businesses that are able to borrow at minimal interest rates and investors who have seen the value of their assets surge. The current merger boom is just one manifestation of this phenomenon.

Although drastic action was necessary at the height of the financial crisis, we are worried that easy money policies have persisted far too long and may result in many unintended consequences. At the very least, the Fed’s zero interest rate regime has punished savers reliant on short-term income. While it is the explicit policy of our central bank to increase the current modest rate of inflation, we are observing some early signs of rising cost pressures and note that the inflation genie, once unleashed, has historically been more difficult to tame than our current generation of policymakers might realize. The Fed’s desire to help debtors reduce their liabilities and appease investors by boosting asset prices may also have created a bond bubble, though we will leave that determination to the fixed income experts.

From our vantage point, speculative excesses, driven by low rates and excess liquidity, are apparent in the enormous amount of capital being funneled into the “innovation economy.” Young companies in favored industries—particularly Internet-oriented and biotechnology firms—are now able to draw financing from not only venture capitalists, but also from cash-rich angel investors, corporate incubators, “crowd funding” operations, entrepreneurial networks, and private equity interlopers, among others. In other words, we have come full cycle from the fear and nonexistent liquidity of just five years ago. These flows, in turn, have led to eye-popping valuations for companies in these industries, private and public alike. While some of these companies will be the next generation of leaders in their fields, even their high valuations may be vulnerable when the liquidity wave ultimately recedes.

When and how the speculative cycle will turn is unclear, however. Given that the Federal Reserve has signaled to investors that low interest rates will persist for the foreseeable future, it could be several years before reality takes hold in the markets—although we suspect it will happen sooner. In the meantime, we continue, on balance, to trim our holdings of fast-growing companies most vulnerable to a pullback and focus instead on less glamorous and more reasonably valued companies that we think are poised to enjoy moderate but steady growth over the long term. While some of these firms are business services outfits, our bottom-up research is leading us to opportunities across a range of industries.

As we slowly disengage from the market’s most highflying stocks, we would not be surprised if the fund underperforms somewhat in the coming months. We are surely vulnerable to the charge of being curmudgeons, as we have been politely described during past periods of market excess. Nonetheless, we are confident that our strategy will serve the interests of our shareholders in the long term, and we will continue our quest to find reasonably priced mid-cap companies that we think can compound their earnings for years to come.

Respectfully submitted,

Brian W.H. Berghuis
President of the fund and chairman of its Investment
Advisory Committee

John F. Wakeman
Executive vice president of the fund

July 22, 2014

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of Stock Investing

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. The financial markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

Glossary

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as defined by Lipper Inc.

Russell Midcap Growth Index: An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecast growth values.

Russell Midcap Value Index: An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecast growth values.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

Portfolio Highlights

Performance and Expenses
T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Performance Comparison

This table shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
June 30, 2014 (Unaudited)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2014. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/14	Value 12/31/13
T. Rowe Price Government Reserve Investment Fund, 0.04%	¤	¤	$ 22	$ 103,875	$ 109,047
T. Rowe Price Short-Term Reserve Fund, 0.05%	¤	¤	–^	–	–
Totals			$ 22	$ 103,875	$ 109,047

¤Purchase and sale information not shown for cash management funds.

^Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 103,875
Dividend income	22
Interest income	-
Investment income	$ 22
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
June 30, 2014 (Unaudited)
($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $3,055,264)	$	4,476,688
Receivable for investment securities sold		8,422
Dividends receivable		1,099
Receivable for shares sold		664
Other assets		27
Total assets		4,486,900
Liabilities		
Payable for investment securities purchased		12,351
Investment management fees payable		2,174
Payable for shares redeemed		1,697
Due to affiliates		8
Other liabilities		79
Total liabilities		16,309
NET ASSETS	**$**	**4,470,591**
Net Assets Consist of:		
Undistributed net investment income	$	1,334
Accumulated undistributed net realized gain		242,641
Net unrealized gain		1,421,424
Paid-in capital applicable to 103,232,213 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized		2,805,192
NET ASSETS	**$**	**4,470,591**
NET ASSET VALUE PER SHARE	**$**	**43.31**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
(Unaudited)
($000s)

6 Months Ended 6/30/14
Investment Income (Loss)	
Income	
Dividend	$ 14,366
Securities lending	10
Interest	1
Total income	14,377
Expenses	
Investment management	12,811
Shareholder servicing	3
Prospectus and shareholder reports	44
Custody and accounting	106
Registration	33
Legal and audit	20
Directors	10
Proxy and annual meeting	7
Miscellaneous	9
Total expenses	13,043
Net investment income	1,334
Realized and Unrealized Gain / Loss	
Net realized gain (loss)	
Securities	220,098
Foreign currency transactions	9
Net realized gain	220,107
Change in net unrealized gain / loss on securities	50,708
Net realized and unrealized gain / loss	270,815
INCREASE IN NET ASSETS FROM OPERATIONS	**$ 272,149**

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
June 30, 2014 (Unaudited)

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on July 31, 1996. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $35,000 for the six months ended June 30, 2014.

In-Kind Subscriptions Under certain circumstances, and when considered to be in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the six months ended June 30, 2014, the fund accepted $20,350,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2014:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2014, totaled $2,998,000 for the six months ended June 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the six months, transfers were because the fair values of these instruments at the reporting date were determined by the Valuation Committee and transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2014, there were no securities on loan.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $647,475,000 and $651,805,000, respectively, for the six months ended June 30, 2014.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2014, the cost of investments for federal income tax purposes was $3,065,180,000. Net unrealized gain aggregated $1,411,508,000 at period-end, of which $1,453,724,000 related to appreciated investments and $42,216,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.60% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2014, expenses incurred pursuant to these service agreements were $48,000 for Price Associates and $3,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On April 30, 2014, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The April meeting followed a telephonic meeting held on March 4, 2014, during which the Board reviewed information and discussed the continuation of the Advisory Contract. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had not achieved sufficient scale to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets, and the fund pays its own expenses of operations. The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate and total expense ratio were below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 18, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 18, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 18, 2014